Note 10 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments mandatorily measured at fair value through profit or loss	€ 6,411	€ 5,303
Debt securities mandatorily measured at fair value through profit or loss	124	128
Loans and advances to customers mandatorily measured at fair value through profit or loss	240	655
Total non trading financial assets at fair value through profit or loss mandatorily measured at fair value	€ 6,775	€ 6,086